UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-5992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 22nd Floor
New York, New York 10281-1712

(Address of principal executive offices)

Hiroshi Terasaki
Japan Smaller Capitalization Fund, Inc.
Two World Financial Center
Building B, 22nd Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:  February 28, 2007

Date of reporting period:  June 1, 2006 - November 30, 2006

Item 1. Schedule of Investments
JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
November 30, 2006

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets
COMMON STOCKS
Automotive Equipment and Parts
Bosch Corp	1,313,000	$6,579,842	$7,284,658	$704,816	2.8
Automotive parts
Futaba Industrial Co, Ltd	153,200	3,384,991	3,580,214	195,223	1.4
Exhaust system parts
Nittan Valve Co, Ltd	362,600	3,061,638	3,081,951	20,313	1.1
Engine valves
Total Automotive Equipment and Parts		13,026,471	13,946,823	920,352	5.3

Banks and Finance
Asset Managers Co, Ltd	1,248	3,328,967	2,786,896	(542,071)	1.1
Real estate funds
The Bank of Fukuoka, Ltd	378,000	2,451,826	2,931,475	479,649	1.1
Deposits, loans and exchange transactions
Kansai Urban Banking Corp	920,000	3,832,036	4,045,181	213,145	1.6
General banking services
Sapporo Hokuyo Holdings, Inc	276	2,700,398	2,747,219	46,821	1.0
General banking services
Total Banks and Finance		12,313,227	12,510,771	197,544	4.8

Chemicals and Pharmaceuticals
Hisamitsu Pharmaceutical Co, Inc	196,100	5,458,331	5,940,624	482,293	2.3
Salonpas brand pharmaceuticals
Taiyo Ink MFG Co, Ltd	50,300	2,605,237	2,725,391	120,154	1.0
Resist inks for printed circuit boards
Total Chemicals and Pharmaceuticals		8,063,568	8,666,015	602,447	3.3

Electric
Mirai Industry Co, Ltd	276,100	2,683,732	2,819,907	136,175	1.1
Plastic molded electric materials
Total Electric		2,683,732	2,819,907	136,175	1.1

Electronics
Iriso Electronics Co, Ltd	72,600	2,024,646	2,488,389	463,743	1.0
Electronic connectors
Meiko Electronics Co, Ltd	121,200	5,059,637	5,979,487	919,850	2.3
Printed circuit boards
Toshiba Ceramics Co, Ltd	795,000	3,787,776	4,073,571	285,795	1.5
Semiconductors
Total Electronics		10,872,059	12,541,447	1,669,388	4.8

Food Manufacturing
Ozeki Co, Ltd	126,100	3,810,038	3,645,423	(164,615)	1.4
Supermarket chain
Total Food Manufacturing		3,810,038	3,645,423	(164,615)	1.4

Information and Software
Nihon Unisys, Ltd	318,600	5,088,596	5,639,304	550,708	2.2
Computer software development
Sorun Corporation	554,200	4,267,206	5,501,947	1,234,741	2.1
Computer software development
SRA Holdings, Inc+	289,400	3,689,446	4,373,501	684,055	1.6
Business application software
Total Information and Software		13,045,248	15,514,752	2,469,504	5.9

Machinery and Machine Tools
Disco Corporation	65,400	4,102,750	4,460,570	357,820	1.7
Industrial cutting & grinding
Yamatake Corp	219,600	5,258,736	4,694,785	(563,951)	1.8
Industrial automation equipment
Total Machinery and Machine Tools		9,361,486	9,155,355	(206,131)	3.5

Miscellaneous Manufacturing
Dowa Holdings Co, Ltd	376,000	3,580,033	3,143,775	(436,258)	1.1
Various metal-related products
Kinki Sharyo Co, Ltd	543,000	2,441,877	2,655,429	213,552	1.0
Passenger trains
Mani, Inc	79,100	1,980,084	6,024,841	4,044,757	2.3
Medical goods and equipment
Nichias Corporation	900,000	5,351,909	6,418,834	1,066,925	2.5
Building and construction materials
Seiko Corp	486,000	3,373,159	3,264,258	(108,901)	1.3
Medical and commercial equipment

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
November 30, 2006

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets

Tokai Rubber Industries	305,400	$4,720,482	$5,432,094	$711,612	2.1
Rubber and plastic products
Toppan Forms Co.,Ltd.	324,500	4,510,504	4,527,580	17,076	1.7
Commercial printing
Total Miscellaneous Manufacturing		25,958,048	31,466,811	5,508,763	12.0

Oil and Gas
Shizuokagas Co., Ltd	764,000	4,410,980	5,739,836	1,328,856	2.2
Natural gas supplier
Total Oil and Gas		4,410,980	5,739,836	1,328,856	2.2

Real Estate and Warehouse
Daibiru Corporation	317,700	2,820,998	3,525,264	704,266	1.4
Leases office buildings, apartments and hotels
Haseko Corporation+	1,123,500	4,005,532	3,870,282	(135,250)	1.5
Institutional buildings
Suruga Corporation	79,600	5,289,977	6,062,925	772,948	2.2
Multi-unit commercial and residential building
Total Real Estate and Warehouse		12,116,507	13,458,471	1,341,964	5.1

Restaurants
Doutor Coffee Co., Ltd	307,700	5,874,368	5,198,688	(675,680)	2.0
Coffee shop chains
Total Restaurants		5,874,368	5,198,688	(675,680)	2.0

Retail
Aoyama Trading Co., Ltd	102,200	3,222,519	2,883,732	(338,787)	1.1
Menswear
Culture Convenience Club Co., Ltd.	359,000	3,700,666	2,892,881	(807,785)	1.1
Speciality bookstore
Isetan Co., Ltd.	193,800	3,209,591	3,497,408	287,817	1.3
Department stores
Ryohin Keikaku Co., Ltd	68,900	5,031,254	5,343,351	312,097	2.0
Knitwear, food and household items
Shimamura Co., Ltd.	52,300	5,047,282	6,097,555	1,050,273	2.3
Clothing chain
Village Vanguard Co., Ltd.	519	2,765,461	2,919,894	154,433	1.0
Books, cd's, videos and office supplies
Yaoko Co., Ltd..	116,100	2,691,701	2,823,742	132,041	1.1
Supermarkets
Total Retail		25,668,474	26,458,563	790,089	10.1

Services
Aeon Delight Co., Ltd.	167,800	3,770,154	3,420,340	(349,814)	1.3
Building management
Chintai Corporation	4,092	3,343,820	3,478,032	134,212	1.3
Real estate information magazines
DTS Corporation	127,400	4,399,495	4,708,513	309,018	1.8
System and network engineering
Meiko Network Japan Co., Ltd	602,200	3,349,883	3,096,090	(253,793)	1.2
Private schools and academic tutoring
Resorttrust, Inc.	112,600	3,149,508	3,128,455	(21,053)	1.2
Timeshare resort hotels
Tempstaff Co., Ltd.	3,198	4,996,216	4,899,347	(96,869)	1.9
Employment and outsourcing
Total Services		23,009,076	22,730,777	(278,299)	8.7

Telecommunications
Jupiter Telecommunications Co., Ltd+	8,511	6,487,783	6,998,269	510,486	2.7
Cable television broadcasting
Total Telecommunications		6,487,783	6,998,269	510,486	2.7

Textiles and Apparel
Workman Co., Ltd.	90,900	1,968,253	4,169,905	2,201,652	1.6
Uniforms
Total Textiles and Apparel		1,968,253	4,169,905	2,201,652	1.6

Wholesale
Hitachi High-Technologies Corporation.	105,700	2,634,383	3,092,275	457,892	1.2
Computers and electrical devices
Total Wholesale		2,634,383	3,092,275	457,892	1.2

TOTAL INVESTMENTS IN COMMON STOCKS		$181,303,701	$198,114,088	$16,810,387	75.7

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
November 30, 2006

					% of
	Principal		Market	Unrealized	Net
	Amount	Cost	Value	Gain or Loss	Assets
INVESTMENTS IN FOREIGN CURRENCY
Hong Kong Shanghai Bank- Tokyo
Non- interest bearing account	JPY 109,314,737	$946,161	$946,161	$0	0.3
TOTAL INVESTMENTS IN FOREIGN CURRENCY		946,161	946,161	0	0.3

TOTAL INVESTMENTS		$182,249,862	$199,060,249	$16,810,387	76.0

OTHER ASSETS LESS LIABILITIES, NET			$62,733,060		24.0

NET ASSETS`			$261,793,309		100.0

+ Non-Income Producing Security
* Aggregate gross unrealized appreciation for all securities in which there is an exceed of value over tax cost was $21,305,214.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $4,494,827.

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of November 30, 2006.

	Japanese Yen	115.54	=$1.00

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer
evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By: /s/ Hiroshi Terasaki
Hiroshi Terasaki, President
(Principal Executive Officer)

Date: January 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Rita Chopra-Brathwaite
Rita Chopra-Brathwaite, Treasurer
(Principal Financial Officer)

Date: January 24, 2006

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